Note 12 - Income Taxes and Tax Status (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Current Income Tax Expense (Benefit), Total	$ 0	$ 0
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%	21.00%
Operating Loss Carryforwards	$ 300,800
Operating Loss Carryforwards, Subject To Expiration	$ 260,100
Open Tax Year	2003 2004 2005 2006 2007 2008 2009 2010 2011 2012 2013 2014 2015 2016 2017 2018 2019 2020 2021 2022
Research Tax Credit Carryforward [Member]
Tax Credit Carryforward, Amount	$ 5,400